Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Euro to Canadian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (9)	$ (52)
Total hedges	9	39
Open position		(13)
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(106)	(151)
Total hedges	102	156
Open position	(4)	5
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(203)	(126)
Total hedges	130	124
Open position	(73)	(2)
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(95)	(99)
Total hedges	65	95
Open position	(30)	(4)
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(40)	(49)
Total hedges	38	46
Open position	(2)	(3)
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(354)	(409)
Total hedges	284	337
Open position	(70)	(72)
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(249)	(178)
Total hedges	146	161
Open position	(103)	(17)
Pound Sterling to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(35)	(39)
Total hedges	36	40
Open position	1	1
US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(602)	(531)
Total hedges	543	510
Open position	(59)	(21)
US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure		(216)
Total hedges		204
Open position		(12)
US Dollar to Bolivian Boliviano [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(64)	(69)
Total hedges	56	70
Open position	(8)	1
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,573)	(1,443)
Total hedges	1,577	1,447
Open position	4	4
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(302)	(287)
Total hedges	194	295
Open position	(108)	8
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(151)	(109)
Total hedges	129	102
Open position	(22)	(7)
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(171)	(230)
Total hedges	201	191
Open position	30	(39)
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(359)	(278)
Total hedges	352	272
Open position	(7)	(6)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(98)	(108)
Total hedges	96	113
Open position	(2)	5
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,032)	(1,105)
Total hedges	995	903
Open position	(37)	(202)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(132)	(124)
Total hedges	125	130
Open position	(7)	6
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(225)	(243)
Total hedges	168	205
Open position	(57)	(38)
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(130)	(28)
Total hedges	116	31
Open position	(14)	3
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(71)	(88)
Total hedges	70	99
Open position	(1)	11
US Dollar to Uruguayan Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(40)	(41)
Total hedges	39	41
Open position	(1)
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(260)	(317)
Total hedges	131	250
Open position	$ (129)	$ (67)